Investments (Details)									3 Months Ended			12 Months Ended
	Jul. 28, 2025 USD ($) shares	Jul. 28, 2025 CAD ($) shares	Jul. 25, 2025 USD ($) $ / shares shares	Jul. 25, 2025 CAD ($)	Jul. 22, 2025 USD ($)	Jul. 22, 2025 CAD ($) $ / shares shares	Jul. 18, 2025 USD ($) $ / shares shares	Jul. 18, 2025 CAD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Mar. 31, 2026 $ / shares	Jun. 23, 2022 $ / shares shares
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount									$ 0		$ (1,181,499)
Gain on change in fair value									$ (6,954,836)		$ (3,110,436)
Common shares had a fair value (in Shares) | shares									1,666,667	1,666,667
Associated warrants shares (in Shares) | shares									1,666,667	1,666,667
Associated warrants, value									$ 150,639
Black scholes model had fair value									139,167
Gain on change in fair value									$ 232,166
A2ZCryptoCap Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares															80,000
Price per share | $ / shares												$ 0.065		$ 0.065	$ 0.1
GameStop Corp [Member]
Investments (Details) [Line Items]
Price per share | $ / shares							$ 23.55		$ 23.04
Purchased guaranteed investment certificate amount							$ 48,516	$ 66,561
Purchased shares (in Shares) | shares							2,000
Gain on change in fair value									$ 5,922
Genius Group Limited [Member]
Investments (Details) [Line Items]
Price per share | $ / shares			$ 1.2						$ 0.33
Purchased guaranteed investment certificate amount	$ 2,217	$ 3,043	$ 49,009	$ 67,237
Purchased shares (in Shares) | shares	1,871	1,871	40,000
Gain on change in fair value									$ 9,499
Fair value of the remaining shares (in Shares) | shares									38,129	38,129
JZR Gold Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares						1,666,667
Price per share | $ / shares						$ 0.3								$ 0.235
Purchased guaranteed investment certificate amount					$ 364,800	$ 500,000
Gain on change in fair value									$ 68,936
Fair value of common stock									$ 283,097	$ 391,667
Warrant [Member] | JZR Gold Inc [Member]
Investments (Details) [Line Items]
Price per share | $ / shares						$ 0.4
Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount													$ 4,030,000
Balance outstanding (in Dollars)												$ 30,000
Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date													Feb. 14, 2025
Variable interest rate (as a percent)													4.20%
Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date													Sep. 12, 2025
Variable interest rate (as a percent)													4.95%